Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. There were no outstanding equity awards at December 31, 2024.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false